Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 4,664	$ (13,469,271)	$ (8,532,792)	$ (10,024,006)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation		3,334	3,613	5,686
Common stock issued for professional fees		141,020	1,117,782	1,117,782
Loss on settlement of debt		142,551
Gain on deconsolidation of subsidiary		(241,365)
Changes in assets and liabilities:
Accounts receivables, net	(322,499)	192,121	(258,820)	(573,214)
Holdback receivables	(162,226)	(1,306,069)	(2,180,270)	(881,765)
Inventories, net	(1,875,146)	868,324	172,813	(1,980,800)
Due from related party		(2,514)
Other assets	(10,985)	21,783	(75,811)	(67,980)
Accounts payable and accrued expenses	215,369	5,463,942	1,967,850	2,138,506
Refunds payable	207,599	(179,257)	165,550	6,331
Royalty payable		398,149	704,203	1,114,403
Chargebacks payable	100,350	263,352	153,969	17,938
Income tax payable	22,906			(5,850)
Net cash used in operating activities	(1,819,968)	(7,703,900)	(6,761,913)	(9,132,969)
Cash flows from investing activities:
Purchases of equipment		(1,604)
Proceeds from disposition of asset			28,397	28,397
Net cash provided by financing activities		(1,604)	28,397	28,397
Cash flows from financing activities:
Proceeds from convertible debt		500,000	3,585,000
Proceeds from borrowings from shareholder	50,000	1,488,817	3,672,028	4,412,028
Proceeds from borrowings from related parties			317,610	1,247,011
Proceeds from borrowing				9,210,000
Shareholders’ contributions	1,848,824
Net cash provided by financing activities	1,898,824	1,988,817	7,574,638	14,869,039
Net increase in cash	78,856	(5,716,687)	841,122	5,764,467
Deconsolidation - Cash		(41,107)
Cash – beginning of period		5,843,323	78,856	78,856
Cash – end of period	78,856	85,529	919,978	5,843,323
Supplemental disclosures of cash flow information
Interest		2,334	1,125	1,125
Income taxes				$ 5,850
Non-cash investing and financing activities:
Due to Emblaze One, Inc. by Limitless X		1,167,011
Due from Vybe Labs, Inc. by Limitless X		$ (1,356,750)